DEFERRED GOVERNMENT GRANT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEFERRED GOVERNMENT GRANT
Recognized as income during the year	$ 46,000	¥ 302,000	¥ 1,394,000	¥ (3,534,000)